Condensed Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 1,275,912	¥ 1,206,573	¥ 1,168,945
Restricted Cash	119,811	115,410	134,675
Cash, Cash Equivalents and Restricted Cash	¥ 1,395,723	¥ 1,321,983	¥ 1,303,620	¥ 1,185,307